Loans and Borrowings - Additional Information (Detail) $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 14, 2018 USD ($)	Jan. 22, 2018 USD ($)	Sep. 14, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jan. 31, 2017 USD ($) Installments	Mar. 31, 2018 USD ($) Installments	Mar. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Pledged trade receivables, other financial assets, property and equipment, intangible and other assets						$ 113,174	$ 88,730
Line of credit						78,290
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit						13,840
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit						1,732
Line of credit [member] | WNS Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit						$ 62,718
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure					3 years
Term loan facility amount					$ 34,000
Interest rate basis					3M USD Libor	3M USD Libor
Adjustment to interest rate basis					1.27%	1.27%
Repayment installment term | Installments					6
First five repayment installments amount					$ 5,650
Sixth and final repayment installment					$ 5,750
Repayment of installment		$ 5,650		$ 5,650
Long term loan to finance acquisition of denali [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate					1.561%
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure						5 years
Term loan facility amount						$ 84,000
Interest rate basis						3M USD Libor
Adjustment to interest rate basis						0.95%
Repayment installment term | Installments						10
Repayment of installment	$ 8,400		$ 8,400
Repayment installment amount						$ 8,400
Long term loan to finance acquisition of health help [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate						1.9635%